Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	1,045,814	1,037,987
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	83,136	81,616
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 97,302	$ 88,639
ECL coverage	0.50%	0.60%
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,676,167	$ 2,584,710
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (12,068)	$ (15,566)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,494,993	$ 2,336,365
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,648)	$ (2,414)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.10%	2.40%
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 160,756	$ 227,405
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,380)	$ (5,445)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	34.70%	36.80%
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 20,101	$ 20,621
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6,970)	$ (7,585)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	22.10%	38.20%
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 317	$ 319
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (70)	$ (122)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	1.10%	1.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,057,231	$ 1,052,477
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,417)	$ (14,490)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 918,936	$ 869,920
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,367)	$ (1,974)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.60%	3.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 119,224	$ 163,185
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,119)	$ (4,965)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	36.50%	39.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 18,797	$ 19,095
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6,867)	$ (7,439)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	23.40%	40.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 274	$ 277
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (64)	$ (112)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.60%	1.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 478,337	$ 460,809
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,103)	$ (4,731)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 456,956	$ 430,134
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (658)	$ (827)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	7.40%	9.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 16,439	$ 25,064
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,219)	$ (2,402)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	24.80%	26.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,942	$ 5,611
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,226)	$ (1,502)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	1.60%	1.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 513,539	$ 527,088
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8,204)	$ (9,494)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.30%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 400,894	$ 387,563
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (665)	$ (1,101)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.90%	1.90%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 98,911	$ 126,287
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,874)	$ (2,444)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	41.60%	45.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 13,460	$ 12,961
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,601)	$ (5,837)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	23.40%	40.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 274	$ 277
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (64)	$ (112)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 65,355	$ 64,580
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (110)	$ (265)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 61,086	$ 52,223
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (44)	$ (46)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	1.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,874	$ 11,834
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (26)	$ (119)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	10.10%	19.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 395	$ 523
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (40)	$ (100)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 83,153	$ 81,658
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (17)	$ (42)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 81,636	$ 79,654
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (14)	$ (33)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.40%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,517	$ 2,004
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3)	$ (9)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 880,351	$ 772,408
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (193)	$ (175)
Financial assets at amortised cost, category | Other | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 875,016	$ 768,216
Financial assets at amortised cost, category | Other | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (91)	$ (80)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.10%	1.10%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,988	$ 3,975
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (54)	$ (44)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	13.80%	23.70%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 304	$ 177
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (42)	$ (42)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	14.00%	22.50%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 43	$ 40
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6)	$ (9)
Financial assets at amortised cost, category | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 627,637	$ 659,783
Financial assets at amortised cost, category | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (379)	$ (734)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 594,473	$ 604,485
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (165)	$ (290)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.50%	0.70%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 32,389	$ 54,217
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (174)	$ (365)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	5.20%	7.20%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 775	$ 1,080
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (40)	$ (78)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	100.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 1
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 239,685	$ 236,170
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (39)	$ (40)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 237,770	$ 234,337
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (37)	$ (39)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,747	$ 1,681
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (1)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 168	$ 152
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.20%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 283,625	$ 299,802
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (325)	$ (650)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 254,750	$ 253,062
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (120)	$ (236)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.60%	0.70%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 28,269	$ 45,851
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (165)	$ (338)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	6.60%	8.40%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 606	$ 888
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (40)	$ (75)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	100.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 1
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 104,327	$ 123,811
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (15)	$ (44)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 101,953	$ 117,086
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8)	$ (15)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.40%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,373	$ 6,685
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (26)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	7.50%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 40
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (3)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.70%
Financial assets at amortised cost, category | Financial guarantees | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 27,795	$ 18,384
Financial assets at amortised cost, category | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (62)	$ (125)
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.30%
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 24,932	$ 14,090
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11)	$ (37)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.10%	1.50%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,638	$ 4,024
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (30)	$ (62)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	9.30%	9.70%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 225	$ 269
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (21)	$ (26)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 1
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,130	$ 900
Financial assets at amortised cost, category | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,114	$ 872
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	3.80%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15	$ 26
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 2
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.90%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 22,355	$ 12,946
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (58)	$ (114)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.40%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 20,025	$ 9,536
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10)	$ (35)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.30%	1.70%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,107	$ 3,157
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (28)	$ (54)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	9.00%	9.90%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 223	$ 252
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (20)	$ (25)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 1
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.20%
Financial assets at amortised cost, category | Financial guarantees | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,310	$ 4,538
Financial assets at amortised cost, category | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4)	$ (10)
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,793	$ 3,682
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.80%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 516	$ 841
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (7)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	100.00%	6.70%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 15
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0